Investments	12 Months Ended
Jun. 30, 2026
Investments [Abstract]
INVESTMENTS

NOTE 9 – INVESTMENTS

The aggregate carrying values of the Company’s short-term investments consisted of the following:

	As of June 30,
	2026	2025

Time deposits	651,581	636,951

Available-for-sale equity securities:
Publicly traded equity securities	66,944	59,998
Held-to-maturity debt securities:
Corporate bonds	200,000	200,000
	918,525	896,949

The aggregate carrying values of the Company’s long-term investments consisted of the following:

	As of June 30,
	2026	2025
Equity investments without readily determinable fair values:
Beijing UniDev Software Co., Ltd. (“UniDev”)	11,054	235,775

Equity method investments:
Shanghai Qinhui Shang Information Technology Co., Ltd. (“Qinhui”)	62,753	62,295
Fuson Group Limited (“Fuson”) and its subsidiaries (“Fuson Group”)	-	30,696
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	12,550	11,807
Total equity method investments	75,303	104,798

Equity investments without readily determinable fair value using NAV practical expedient:
LION X INVESTMENT VCC	1,292,181	566,343

Held-to-maturity debt securities:
Corporate bonds	800,000	812,079
	2,178,538	1,718,995

Equity investments without readily determinable fair values

As of June 30, 2026 and 2025, the Company had an equity interest of 15% in UniDev.

Equity method investments

As of June 30, 2026 and 2025, the Company had an equity interest of 46%, 35.02% and 35% in Qinhui, Fuson Group and Shier, respectively.